Short-term and long-term loan (Convertible Senior Notes due 2024) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 10, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Debt Instrument [Line Items]
Proceeds from issuance of convertible senior notes, net of issuance cost paid		$ 265,420	¥ 1,847,802	¥ 0	¥ 0
Convertible Senior Notes due 2024
Debt Instrument [Line Items]
Principal amount | $	$ 275,000
Interest rate (as a percent)	1.625%
Repurchase price (as a percent)	100.00%
Proceeds from issuance of convertible senior notes, net of issuance cost paid		269,000	1,847,060
Issuance cost		$ 6,000	¥ 41,530
ADS | Convertible Senior Notes due 2024
Debt Instrument [Line Items]
Conversion rate of the notes to common stock, per $1,000 principal amount of notes	19.2308
Conversion price per share of common stock | $ / shares	$ 52